Shareholders' Equity - Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise) (Details) € / shares in Units, € in Thousands				1 Months Ended	12 Months Ended
	Mar. 09, 2020 item	May 27, 2019 item	Jan. 23, 2019 shares	Jan. 20, 2018 item shares	Dec. 31, 2020 item € / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 item € / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) item € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance						274,800			337,200
Issued									10,000
Exercised/Vesting									(27,400)
Forfeited									(45,000)
Outstanding, Ending balance									274,800		337,200
Number of shares exercisable								167,467	167,467	167,467
Share based payment expense | €							€ 920			€ 1,180	€ 649
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares					€ 3.680	€ 3.680	€ 3.680
Issued					10,000	10,000
Outstanding, Ending balance						10,000
BSA 2019 bis | JPG Healthcare LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted						10,000
BSA 2019 bis | Jeremy Goldberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	10,000
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares					€ 3.680	€ 3.680	€ 3.680
Issued					36,000	36,000
Outstanding, Ending balance						36,000
BSA 2019 ter | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	36,000					36,000
BSPCE and BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance						274,800			337,200		411,500
Issued						46,000					126,000
Exercised/Vesting						(10,000)					(180,300)
Forfeited											(20,000)
Outstanding, Ending balance						310,800			274,800		337,200
Number of shares exercisable					226,134	226,134	226,134				101,200
Share based payment expense | €							€ 18			€ 227	€ 184
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance						8,800			36,200		216,500
Issued				180,300
Exercised/Vesting									(27,400)		180,300
Outstanding, Ending balance						8,800			8,800		36,200
Number of shares exercisable					8,800	8,800	8,800	8,800	8,800	8,800	36,200
Number of warrants exercised | shares			274	1,803
Number of new shares issued upon exercise of warrants | shares			27,400
Number of share warrants outstanding | shares					88	88	88	88	88	88	362
BSPCE - 2015 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares								€ 0.67	€ 0.67	€ 0.67	€ 0.67
Outstanding, Beginning balance									22,800		54,700
Exercised/Vesting									(22,800)		(31,900)
Outstanding, Ending balance											22,800
Number of shares exercisable											22,800
BSPCE - 2013 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares					€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59
Outstanding, Beginning balance						8,800			13,400		161,800
Exercised/Vesting									(4,600)		(148,400)
Outstanding, Ending balance						8,800			8,800		13,400
Number of shares exercisable					8,800	8,800	8,800	8,800	8,800	8,800	13,400
BSA plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance						266,000			301,000		195,000
Issued						46,000			10,000		126,000
Exercised/Vesting						(10,000)
Forfeited									(45,000)		(20,000)
Outstanding, Ending balance						302,000			266,000		301,000
Number of shares exercisable					217,334	217,334	217,334	158,667	158,667	158,667	65,000
Number of share warrants outstanding | shares					302,000	302,000	302,000	266,000	266,000	266,000
BSA - 2017 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares					€ 6.675	€ 6.675	€ 6.675	€ 6.67	€ 6.67	€ 6.67	€ 6.67
Outstanding, Beginning balance						140,000			175,000		195,000
Issued					195,000
Exercised/Vesting						(10,000)
Forfeited								35,000	(35,000)		(20,000)
Outstanding, Ending balance						130,000			140,000		175,000
Number of shares exercisable					130,000	130,000	130,000	120,000	120,000	120,000	65,000
Number of corporate officers who cancelled their share warrants		2									1
BSA - 2017 plan | Karen Aach (former administrator)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Vesting						(10,000)
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares					€ 6.070	€ 6.070	€ 6.070	€ 6.07	€ 6.07	€ 6.07	€ 6.067
Outstanding, Beginning balance						116,000			126,000
Issued											126,000
Forfeited									(10,000)
Outstanding, Ending balance						116,000			116,000		126,000
Number of shares exercisable					77,334	77,334	77,334	38,667	38,667	38,667
Number of Company's external advisers to whom share warrants were allocated								3
BSA - 2018 plan | JPG Healthcare LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited								10,000
BSA - 2018 plan | External Advisors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued											126,000
BSA - 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros) | € / shares					€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20
Outstanding, Beginning balance						10,000
Issued	46,000								10,000
Outstanding, Ending balance						10,000			10,000
Number of shares exercisable					10,000	10,000	10,000
BSA - 2019 plan | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued								10,000